Consolidated Statements of Comprehensive Income (Loss) (unaudited) - CAD ($) $ in Millions		3 Months Ended			6 Months Ended
		Jun. 30, 2022	Jun. 30, 2021		Jun. 30, 2022	Jun. 30, 2021
Statement of comprehensive income [abstract]
Net Earnings (Loss)		$ 2,432	$ 224	[1]	$ 4,057	$ 444	[1]
Items That Will not be Reclassified to Profit or Loss:
Actuarial Gain (Loss) Relating to Pension and Other Post- Employment Benefits		27	6		57	22
Change in the Fair Value of Equity Instruments at FVOCI	[2]	0	(1)		0	(1)
Items That may be Reclassified to Profit or Loss:
Foreign Currency Translation Adjustment		322	(178)		172	(311)
Total Other Comprehensive Income (Loss), Net of Tax		349	(173)		229	(290)
Comprehensive Income (Loss)		$ 2,781	$ 51		$ 4,286	$ 154

[1]	See Note 3 for revisions to prior period results.
[2]	Fair value through other comprehensive income (loss) (“FVOCI”).